Share Capital (Tables)	12 Months Ended
Apr. 30, 2025
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of warrant transactions [Table Text Block]
	April 30, 2025		April 30, 2024
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	#	$	#	$
Warrants outstanding, beginning of the year	15,437,163	1.89	14,771,833	1.91
Issued	-	-	1,380,000	1.50
Exercised	(15,040,837)	(1.90)	(714,670)	(1.46)
Expired	(162,773)	(1.57)	-	-
Warrants outstanding, end of the year	233,553	1.48	15,437,163	1.89

Disclosure of warrants outstanding and exercisable [Table Text Block]
Expiry date	Exercise price (1)	Number of warrants outstanding and exercisable
	$	#
February 28, 2026	1.48	233,553

Disclosure of fair value assumptions of warrants granted [Table Text Block]
Risk Free Interest Rate	4.18%
Expected Dividend Yield	-
Expected Volatility	61.35%
Expected Term in Years	2 years

Stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of continuity of stock options [Table Text Block]
	April 30, 2025		April 30, 2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	$	#	$
Options outstanding, beginning of the year	18,803,722	1.66	15,926,972	1.69
Issued	6,050,000	2.24	4,500,000	1.57
Cancelled	(175,000)	(1.73)	(841,000)	(1.85)
Exercised	(6,139,722)	(1.44)	(782,250)	(1.38)
Options outstanding, end of the year	18,539,000	1.91	18,803,722	1.66
Options exercisable, end of the year	14,110,000	1.85	15,469,222	1.68

Disclosure of options outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Adjusted exercise price	Adjusted exercise price (1)	Number of Options outstanding	Number of Options exercisable
	$	$	$	#	#
June 29, 2025	0.79	0.76	0.75	210,000	210,000
August 6, 2025	2.15	2.07	2.05	1,190,000	1,190,000
December 1, 2025	1.46	1.4	1.39	100,000	100,000
December 18, 2025	1.53	1.53	1.52	250,000	250,000
January 12, 2026	1.71	1.64	1.63	60,000	60,000
February 17, 2026	1.5	1.44	1.43	1,278,000	1,278,000
June 22, 2026	2.31	2.22	2.20	2,535,000	2,535,000
July 12, 2026	2.44	2.34	2.32	-	-
July 27, 2026	2.44	2.34	2.32	139,000	139,000
September 24, 2026	2.25	2.25	2.23	1,343,000	1,343,000
February 1, 2027	2.45	2.45	2.43	200,000	200,000
June 2, 2027	1.74	1.74	1.72	435,000	435,000
February 10, 2028	1.6	1.6	1.59	1,078,000	1,078,000
May 19, 2028	1.6	1.6	1.59	2,889,000	2,238,000
November 15, 2028	1.36	1.36	1.35	320,000	160,000
February 27, 2029	0.15	0.14	0.14	480,000	480,000
June 12, 2029	2.26	2.26	2.24	6,032,000	2,414,000
				18,539,000	14,110,000

Disclosure of fair value assumptions of options granted [Table Text Block]
	April 30, 2025	April 30, 2024
Risk Free Interest Rate	3.41%	3.29%-3.99%
Expected Dividend Yield	-	-
Expected Volatility	75%	63.00%-96.24%
Expected Term in Years	5 years	2-5 years

Restricted shares units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of RSUs [Table Text Block]
	April 30, 2025		April 30, 2024
	Number of RSUs	Weighted average exercise price	Number of RSUs	Weighted average exercise price
	#	$	#	$
RSUs outstanding, beginning of the year	1,044,073	1.69	1,133,572	1.60
Issued	775,000	2.34	318,000	1.89
Exercised and converted to shares	(378,732)	(1.68)	(206,786)	(1.60)
Cancelled	(79,473)	(1.79)	(200,713)	(1.60)
RSUs outstanding, end of the year	1,360,868	2.06	1,044,073	1.69

Disclosure of options outstanding and exercisable [Table Text Block]
Grant date	Exercise price	Number of RSUs outstanding	Number of RSUs exercisable
	$	#	#
10-Feb-23	1.60	393,868	130,502
01-Apr-24	1.89	212,000	-
12-Jun-24	2.34	755,000	-
		1,360,868	130,502